Short-term Borrowings (Detail Textuals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 7,528,988	$ 9,709,793
Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	5,212,154	7,135,182
Maximum | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	7,232,914	7,342,844
Monthly Average | Short-term Debt
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	5,378,538	$ 5,254,122
Overnight Advance | Mortgage backed securities
Short-term Debt [Line Items]
Repurchase agreements secured borrowing	5,212,154
Overnight Advance | Short-term Debt
Short-term Debt [Line Items]
Advances from Federal Home Loan Banks	$ 10,900,000
Federal Home Loan Bank interest rate	1.44%